SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,117,513	$ 1,648,317	$ 1,121,821
Revenue
Revenue	6,561,055	6,554,842	7,605,059
CA [member]
IfrsStatementLineItems [Line Items]
Non-current assets	1,117,513	1,441,701	1,121,821
Revenue
Revenue	6,523,341	6,162,672	6,919,038
US country [member]
IfrsStatementLineItems [Line Items]
Non-current assets		206,616
Revenue
Revenue	$ 37,714	$ 392,170	$ 686,021